Non-financial Assets and Liabilities - Additional Information (Details)		12 Months Ended
	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) acquisition segment	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2010 USD ($)
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Interest expense for leases		$ 500,000	$ 600,000	$ 600,000
Payments associated with lease liabilities		3,200,000	3,400,000
Short term leases expense		1,100,000	3,200,000
Depreciation, right-of-use assets		$ 1,661,000	1,717,000	$ 1,691,000
Number of acquisitions | acquisition		2
Number of reportable operating segment | segment		1
In process research and development recognized		$ 427,800,000	427,800,000
Employee benefits
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Current provisions for accrued annual leave		1,100,000	$ 1,000,000
Angioblast Systems Inc in 2010
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Goodwill							$ 118,400,000
In process research and development recognized							$ 387,000,000
Osiris MSC in 2013
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Goodwill						$ 13,900,000
In process research and development recognized						$ 126,700,000
Osiris MSC in 2015
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Goodwill		2,100,000
TEMCELL Asset | Japan
Disclosure Of Non Financial Assets And Liabilities [Line Items]
In process research and development recognized					$ 24,000,000
MPC-MICRO-IO and MPC-CBE
Disclosure Of Non Financial Assets And Liabilities [Line Items]
In process research and development recognized		61,900,000
In-process research and development acquired
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Impairment loss recognised in profit or loss	$ 0	0
Goodwill
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Impairment loss recognised in profit or loss	$ 0	0
Manufacturing Service Agreement
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Minimum financial commitment reduction amount on lease component		$ 1,100,000
Lonza Bioscience Singapore Pte Ltd | Manufacturing Service Agreement
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Non-cancellable term of lease and non lease components		2 years
Minimum financial commitment of the lease component		$ 3,000,000
Bottom of range | Discounted cash flow
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Real post-tax discount rate		13.80%
Expected patent expiry		9 years
Bottom of range | Licenses to Patents
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Useful life measured as period of time, intangible assets other than goodwill		7 years
Bottom of range | Current Marketed Products
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Useful life measured as period of time, intangible assets other than goodwill		15 years
Top of range | Discounted cash flow
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Real post-tax discount rate		15.50%
Expected patent expiry		25 years
Top of range | Licenses to Patents
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Useful life measured as period of time, intangible assets other than goodwill		16 years
Top of range | Current Marketed Products
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Useful life measured as period of time, intangible assets other than goodwill		20 years
Plant and Equipment | Bottom of range
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Estimated useful lives		3 years
Plant and Equipment | Top of range
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Estimated useful lives		15 years
Office Furniture and Equipment | Bottom of range
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Estimated useful lives		5 years
Office Furniture and Equipment | Top of range
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Estimated useful lives		10 years
Computer Hardware and Software | Bottom of range
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Estimated useful lives		3 years
Computer Hardware and Software | Top of range
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Estimated useful lives		5 years